7. RELATED PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales to related parties	$ 0	$ 2,510,066	$ 5,443,978	$ 2,154,063
Sales percentage	0.00%	95.40%
Medical Marijuana, Inc. ("MJNA")
Related party relationship			Stockholder
Sales to related parties			$ 0	92,690
HempMeds PX
Related party relationship	80% owned by MJNA		80% owned by MJNA
Sales to related parties	$ 0	$ 2,510,066	$ 5,443,978	871,315
Dixie/Red Dice Holdings
Related party relationship			60% owned by MJNA
Sales to related parties			$ 0	365,058
Canchew Biotechnologies
Related party relationship			50% owned by MJNA
Sales to related parties			$ 0	$ 825,000